Property, plant and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Plant and equipment, gross	$ 59,943	$ 59,692
Impairment	(1,554)	(1,554)
Less: accumulated depreciation	(13,476)	(11,365)
Plant and equipment, net	44,913	46,773
Leasehold land and buildings
Property, plant and equipment
Plant and equipment, gross	59,242	59,186
Leasehold improvements
Property, plant and equipment
Plant and equipment, gross	18	18
Machinery and equipment
Property, plant and equipment
Plant and equipment, gross	27	19
Vehicles and office equipment
Property, plant and equipment
Plant and equipment, gross	$ 656	$ 469